Key Management Personnel Disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Key Management Personnel Disclosures [Abstract]
Schedule of Aggregate Compensation Made to Directors and Other Members

The aggregate compensation made to directors and other members of key management personnel of the Company is set out below:

	Consolidated
	2024	2023
	$	$

Short-term employee benefits	753,773	696,620
Post-employment benefits	115,250	169,684
Share-based payments	451,542	458,873
	1,320,565	1,325,177